WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED AUGUST 20, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2010 OF

WESTERN ASSET CORE BOND PORTFOLIO

WESTERN ASSET CORE PLUS BOND PORTFOLIO

The following replaces corresponding information in the Statement of Additional information under the section entitled “Management of the Funds” and the sub-sections thereunder entitled “Other Accounts Managed by Portfolio Managers”:

Other Accounts Managed By Portfolio Managers (as of December 31, 2009)

The table below identifies, for each named portfolio manager, the number of accounts (other than the fund with respect to which information is provided) for which the portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated.

Data for other investment companies is shown based on the specific portfolio managers that are named in the disclosure documents for other investment companies. Data for private pooled investment vehicles and other separate accounts is reported based on Western Asset’s practice of naming a particular individual to maintain oversight responsibility for each account. Where the named individual has been assigned primary responsibility for oversight of a private pooled investment vehicle or separate account, that account has been allocated to that individual for disclosure purposes, but not other portfolio managers that may be involved in managing that account.

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets managed for which Advisory Fee is Performance- Based
S. Kenneth Leech As of December 31, 2009
Registered Investment Companies	100	$170,731,748,244	0	$0
Other pooled investment vehicle	229	$107,675,203,132	6	$1,110,254,296
Other accounts	832	$190,201,806,337	93	$24,235,576,277

Stephen A. Walsh As of December 31, 2009
Registered Investment Companies	100	$170,731,748,244	0	$0
Other pooled investment vehicle	229	$107,675,203,132	6	$1,110,254,296
Other accounts	832	$190,201,806,337	93	$24,235,576,277

Carl L. Eichstaedt As of December 31, 2009
Registered Investment Companies	23	$10,624,420,106	0	$0
Other pooled investment vehicle	3	$161,287,294	—	$—
Other accounts	64	$15,325,146,919	5	$1,455,076,868

Paul Wynn As of December 31, 2009
Registered Investment Companies	4	$1,328,700,545	0	$0
Other pooled investment vehicle	4	$382,095,900	—	$—
Other accounts	27	$8,934,496,942	3	$601,999,711

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets managed for which Advisory Fee is Performance- Based
Peter H. Stutz As of December 31, 2009
Registered Investment Companies	4	$1,328,700,545	0	$0
Other pooled investment vehicle	1	$4,209,159	—	$—
Other accounts	13	$2,541,650,057	2	$448,313,963

Michael C. Buchanan As of December 31, 2009
Registered Investment Companies	49	$20,971,654,173	0	$0
Other pooled investment vehicle	6	$3,347,870,147	—	—
Other accounts	13	$1,634,922,124	—	—

Mark S. Lindbloom As of December 31, 2009
Registered Investment Companies	27	$13,385,865,274	0	$0
Other pooled investment vehicle	3	$117,911,817	—	$—
Other accounts	48	$14,871,791,907	4	$2,939,637,667

Keith J. Gardner As of December 31, 2009
Registered Investment Companies	42	$17,875,019,005	0	$0
Other pooled investment vehicle	6	$624,283,036	—	—
Other accounts	2	$128,763,146	—	—

Andrea A. Mack As of December 31, 2009
Registered Investment Companies	4	$817,973,282	0	$0
Other pooled investment vehicle	1	$26,846,368	—	—
Other accounts	14	$2,151,641,437	—	—

Julian Scholnick As of December 31, 2009
Registered Investment Companies	2	$535,115,875	0	$0
Other pooled investment vehicle	8	$1,286,260,732	—	$—
Other accounts	63	$8,431,277,914	2	$518,351,799

Andres Sanchez-Balcazar As of December 31, 2009
Registered Investment Companies	6	$1,699,990,241	0	$0
Other pooled investment vehicle	17	$1,136,915,968	—	$—
Other accounts	12	$3,761,946,514	3	$1,394,799,490

Michael Pak As of December 31, 2009
Registered Investment Companies	2	$535,115,875	0	$0
Other pooled investment vehicle	3	$274,407,221	—	—
Other accounts	8	$5,404,062,806	—	—

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